Quarterly Holdings Report
for
Fidelity® Municipal Core Plus Bond Fund
April 30, 2024
MUC-NPRT1-0624
1.9907253.101
Municipal Bonds - 93.5%
	Principal Amount (a)	Value ($)
Alabama - 3.2%
Black Belt Energy Gas District Bonds:
Series 2022 C1, 5.25%, tender 6/1/29 (b)	630,000	657,346
Series 2022 E, 5%, tender 6/1/28 (b)	65,000	67,293
Series 2024 A, 5.25%, tender 9/1/32 (b)	100,000	107,052
Jefferson County Swr. Rev. Series 2024, 5% 10/1/38	500,000	542,026
Southeast Energy Auth. Coop. Dis Bonds (Proj. No. 6) Series 2023 B, 5%, tender 6/1/30 (b)	380,000	399,543
TOTAL ALABAMA		1,773,260
Arizona - 2.1%
Arizona Indl. Dev. Auth. Lease Rev. Series 2020 A, 4% 9/1/36	105,000	103,854
Arizona Indl. Dev. Auth. Rev. Series 2019 2, 3.625% 5/20/33	91,818	84,767
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.):
Series 2005, 3.8%, tender 6/15/28 (b)	125,000	125,582
Series 2007, 4.1%, tender 6/15/28 (b)(c)	55,000	54,885
Coconino County Poll. Cont. Corp. Rev. Bonds (Navada Pwr. Co. Proj.) Series 2017 B, 3.75%, tender 3/31/26 (b)	100,000	98,854
Phoenix Ariz Indl. Dev. Auth. Rev.:
(Guam Facilities Foundation, Inc. Projs.) Series 2014, 5.375% 2/1/41	100,000	89,850
(Guam Facilities Foundation, Inc. Proj.) Series 2014, 5.125% 2/1/34	100,000	94,356
Phoenix Civic Impt. Board Arpt. Rev. Series 2023, 5% 7/1/24 (c)	100,000	100,120
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC - Arizona State Univ. Proj.) Series 2019 A, 5% 7/1/31	75,000	77,059
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007, 5% 12/1/37	260,000	276,261
Univ. of Arizona Univ. Revs. Series 2016, 3% 6/1/34	50,000	46,109
TOTAL ARIZONA		1,151,697
California - 4.2%
Alameda Corridor Trans. Auth. Rev. Series 2024 A, 0% 10/1/52 (Assured Guaranty Muni. Corp. Insured)	100,000	25,395
California Gen. Oblig.:
Series 2020, 4% 11/1/37	50,000	51,485
Series 2022, 4.75% 12/1/42	250,000	258,298
California Hsg. Fin. Agcy.:
Series 2021 1, 3.5% 11/20/35	572,129	528,620
Series 2023 A1, 4.375% 9/20/36	99,393	95,359
California Infrastructure and Econ. Dev. Bank Rev. Bonds (Los Angeles County Museum of Art Proj.) Series 2021 A, 1.2%, tender 6/1/28 (b)	15,000	13,179
California Muni. Fin. Auth. Rev. Series 2017 A:
3.5% 6/1/34	50,000	48,313
3.75% 6/1/37	40,000	38,287
California Muni. Fin. Auth. Solid Waste Disp. Rev. Bonds Series 2023 A, 4.375%, tender 9/1/33 (b)(c)	500,000	513,362
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/34	50,000	46,872
Fresno Arpt. Rev. Series 2023 A, 5% 7/1/53 (Build America Mutual Assurance Insured) (c)	500,000	515,450
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 B2, 0% 6/1/66	500,000	50,564
Los Angeles Dept. Arpt. Rev.:
Series 2019 A, 5% 5/15/35 (c)	10,000	10,575
Series 2019 C, 5% 5/15/25 (Escrowed to Maturity)	25,000	25,406
Los Angeles Unified School District:
Series 2016 B, 2% 7/1/29	10,000	9,060
Series 2020 C, 3% 7/1/35	5,000	4,685
Poway Unified School District Series B, 0% 8/1/38	60,000	34,269
San Diego Unified School District Series 2012 R1, 0% 7/1/31	10,000	7,879
San Mateo County Cmnty. College District Series 2019, 5% 9/1/38	5,000	5,465
TOTAL CALIFORNIA		2,282,523
Colorado - 1.4%
Colorado Health Facilities Auth. Rev. Bonds:
(Parkview Med. Ctr., Inc. Proj.) Series 2016, 4% 9/1/36	15,000	15,008
(Parkview Med. Ctr., INC. Proj.) Series 2017, 5% 9/1/26	325,000	337,599
Bonds Series 2023 A1, 5%, tender 11/15/28 (b)	90,000	95,303
Series 2019 A, 4% 11/1/39	45,000	43,538
Series 2019 A1, 4% 8/1/39	185,000	177,553
Denver City & County Arpt. Rev. Series 2018 A, 5% 12/1/27 (c)	90,000	93,879
TOTAL COLORADO		762,880
Connecticut - 5.4%
Connecticut Gen. Oblig.:
Series 2016 A, 5% 3/15/26	50,000	51,581
Series 2018 A, 5% 4/15/37	1,000,000	1,052,972
Series 2021 A, 3% 1/15/36	20,000	18,348
Connecticut Health & Edl. Facilities Auth. Rev.:
Bonds Series 2010 A3, 2.95%, tender 7/1/27 (b)	100,000	98,149
Series 2019 A:
4% 7/1/34	375,000	360,660
5% 7/1/25	190,000	190,321
5% 7/1/26	500,000	501,290
Series 2020 A:
4% 7/1/36	5,000	5,006
5% 7/1/32	5,000	5,346
Series R, 5% 6/1/40	30,000	31,496
Connecticut Hsg. Fin. Auth. Series 2023 A, 5.25% 11/15/53	255,000	265,257
Stamford Gen. Oblig. Series 2016, 4% 8/1/26	5,000	5,033
Steelpointe Hbr. Infrastructure Impt. District (Steelpointe Hbr. Proj.) Series 2021, 4% 4/1/51 (d)	100,000	78,571
West Haven Gen. Oblig. Series 2024:
5% 2/15/38 (Build America Mutual Assurance Insured)	100,000	106,710
5% 2/15/39 (Build America Mutual Assurance Insured)	100,000	105,879
5% 2/15/40 (Build America Mutual Assurance Insured)	100,000	105,135
TOTAL CONNECTICUT		2,981,754
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Series 2016 A, 3% 6/1/41	145,000	119,928
District of Columbia Income Tax Rev. Series 2019 A, 5% 3/1/35	15,000	16,399
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2021 A:
4% 10/1/40 (c)	100,000	96,953
5% 10/1/26 (c)	200,000	206,248
TOTAL DISTRICT OF COLUMBIA		439,528
Florida - 6.0%
Central Florida Expressway Auth. Sr. Lien Rev. Series 2017, 3% 7/1/34	395,000	365,286
Florida Dev. Fin. Corp. Rev. (Brightline Florida Passenger Rail Proj.) Series 2024:
5.25% 7/1/53 (Assured Guaranty Muni. Corp. Insured) (c)(e)	500,000	520,721
5.5% 7/1/53 (c)(e)	500,000	517,794
Florida Higher Edl. Facilities Fing. Auth. (Rollins College Proj.):
Series 2016 A, 3% 12/1/46	25,000	18,843
Series 2020 A, 3% 12/1/48	100,000	74,252
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. Bonds Series 2023 C, 5%, tender 12/1/25 (b)	15,000	15,169
Florida Muni. Pwr. Agcy. Rev. Series 2021 A, 3% 10/1/32	100,000	92,794
JEA Wtr. & Swr. Sys. Rev. Series 2024 A:
5% 10/1/28	50,000	53,990
5% 10/1/30	50,000	55,826
Miami-Dade County Aviation Rev. Series 2020 A, 4% 10/1/41	200,000	194,876
Palm Beach County Health Facilities Auth. Rev.:
Series 2019 B, 5% 5/15/53	75,000	63,124
Series 2023 C, 7.625% 5/15/58	50,000	54,499
South Miami Health Facilities Auth. Hosp. Rev. Series 2017, 4% 8/15/47	1,000,000	914,132
Tallahassee Health Facilities Rev. Series 2015 A, 4% 12/1/35	365,000	341,091
TOTAL FLORIDA		3,282,397
Georgia - 3.4%
Atlanta Arpt. Rev. Series 2023 G, 5% 7/1/25 (c)	800,000	810,246
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) Series 1994 4, 3.8%, tender 5/21/26 (b)	340,000	340,033
Main Street Natural Gas, Inc. Bonds:
Series 2022 E, 4%, tender 12/1/29 (b)	200,000	198,686
Series 2023 A, 5%, tender 6/1/30 (b)	200,000	207,713
Series 2023 B, 5%, tender 3/1/30 (b)	250,000	262,443
Series 2023 C, 5%, tender 9/1/30 (b)	55,000	57,909
Private Colleges & Univs. Auth. Rev. (The Savannah College of Art & Design Projs.) Series 2021, 4% 4/1/38	5,000	5,015
TOTAL GEORGIA		1,882,045
Hawaii - 1.6%
Honolulu City & County Gen. Oblig. Series 2020 F, 5% 7/1/34	5,000	5,555
Honolulu City & County Multi-family housing Rev. Bonds Series 2023, 5%, tender 6/1/26 (b)	340,000	346,642
Honolulu City and County Wastewtr. Sys. Series 2016 B, 5% 7/1/27	500,000	515,988
TOTAL HAWAII		868,185
Illinois - 9.8%
Chicago Board of Ed.:
Series 2017 D, 5% 12/1/31	100,000	101,831
Series 2022 B, 4% 12/1/41	100,000	91,361
Chicago Midway Arpt. Rev.:
Series 2016 A, 5% 1/1/29 (c)	20,000	20,236
Series 2024 A, 5% 1/1/30 (c)	1,000,000	1,062,443
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2015 A, 5% 1/1/28 (c)	5,000	5,019
Series 2016 G, 5% 1/1/42 (c)	5,000	5,059
Illinois Fin. Auth. (Bradley Univ. Proj.) Series 2021 A, 4% 8/1/37	100,000	96,150
Illinois Fin. Auth. Academic Facilities (Provident Group UIUC Properties LLC Univ. of Illinois at Urbana-Champaign Proj.) Series 2019 A, 5% 10/1/38	350,000	361,142
Illinois Fin. Auth. Rev.:
Series 2015 A, 5% 11/15/25	60,000	60,698
Series 2016 A, 3% 10/1/37	20,000	16,947
Series 2016:
3.125% 5/15/37	35,000	31,304
4% 5/15/35	10,000	9,810
Series 2017 C, 5% 3/1/26	15,000	15,202
Series 2019, 5% 4/1/35	15,000	15,794
Illinois Gen. Oblig.:
Series 2017 D, 5% 11/1/28	25,000	26,089
Series 2021 A, 5% 3/1/30	120,000	129,299
Series 2022 A, 5% 3/1/36	40,000	43,467
Series 2023 B, 5% 5/1/37	500,000	541,042
Series 2023 D, 4% 7/1/37	300,000	295,303
Series June 2016, 3.5% 6/1/29	500,000	484,408
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Bonds Series 2023, 4%, tender 6/1/25 (b)	350,000	348,209
Illinois Hsg. Dev. Auth. Rev. Series 2019 D, 2.7% 10/1/34	115,000	99,199
Illinois Sales Tax Rev. Series 2016 A:
3% 6/15/33	115,000	106,056
3% 6/15/34	220,000	201,021
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series A, 5% 1/1/45	20,000	21,112
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2010 B1, 0% 6/15/46 (Assured Guaranty Muni. Corp. Insured)	100,000	34,363
Series A, 0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	7,861
Series 2002 A, 0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	13,764
Series 2022 A, 0% 6/15/41	300,000	132,558
Series 2023 A, 5% 12/15/28	300,000	312,993
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/26 (Escrowed to Maturity)	5,000	5,145
5% 6/1/27 (Pre-Refunded to 6/1/26 @ 100)	300,000	308,713
Sales Tax Securitization Corp. Series 2023 A, 3% 1/1/27	264,000	255,208
Schaumburg Village Gen. Oblig. Series 2023, 4% 12/1/30	100,000	104,784
TOTAL ILLINOIS		5,363,590
Indiana - 1.6%
Indiana Fin. Auth. Edl. Facilities Rev. (Butler Univ. Proj.) Series 2021, 4% 2/1/30	10,000	10,169
Indiana Fin. Auth. Health Sys. Rev. Series 2016 A, 4% 11/1/51	555,000	497,548
Northern Indiana Commuter Trans. District Series 2024, 5% 1/1/54	360,000	376,853
TOTAL INDIANA		884,570
Iowa - 0.5%
Des Moines Iowa Series 2020 A, 2% 6/1/31	10,000	8,613
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2023 A, 5.25% 7/1/53	260,000	269,571
TOTAL IOWA		278,184
Kentucky - 4.3%
Ashland Med. Ctr. Rev.:
(Ashland Hosp. Corp. D/B/A Kings Daughters Med. Ctr. Proj.) Series 2016 A, 4% 2/1/36	350,000	342,351
Series 2019, 4% 2/1/33	200,000	196,698
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. Series 2017 A, 5.25% 6/1/41	200,000	201,617
Kentucky, Inc. Pub. Energy:
Bonds:
Series 2024 A, 5%, tender 7/1/30 (b)	80,000	83,172
Series A, 4%, tender 6/1/26 (b)	95,000	94,247
Series 2024 A1:
5% 8/1/28	490,000	497,978
5% 2/1/29	400,000	408,461
Louisville & Jefferson County:
Bonds Series 2020 C, 5%, tender 10/1/26 (b)	350,000	357,619
Series 2020 A, 3% 10/1/43	90,000	68,235
Louisville & Jefferson County Visitors & Convention Commission Rev. (Kentucky Int'l. Convention Ctr. Expansion Proj.) Series 2016, 3.125% 6/1/46 (Assured Guaranty Muni. Corp. Insured)	20,000	15,529
Trimble County Envirl Facilities Re Bonds Series 2023, 4.7%, tender 6/1/27 (b)(c)	100,000	100,093
TOTAL KENTUCKY		2,366,000
Louisiana - 0.6%
New Orleans Aviation Board Rev. Series 2017 D2, 5% 1/1/38 (c)	60,000	61,158
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 4.05%, tender 7/1/26 (b)	260,000	257,284
TOTAL LOUISIANA		318,442
Maryland - 2.5%
Maryland Health & Higher Edl.:
Bonds Series 2020, 5%, tender 7/1/25 (b)	300,000	302,015
Series 2021 A:
5% 6/1/31	315,000	332,156
5% 6/1/33	360,000	377,927
Maryland Health & Higher Edl. Facilities Auth. Rev. Series 2016 A, 4% 7/1/42	100,000	89,673
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2014 A, 5% 4/1/25	255,000	255,172
TOTAL MARYLAND		1,356,943
Massachusetts - 1.9%
Amesbury Gen. Oblig. Series 2020, 2% 6/1/34	25,000	20,500
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/28	30,000	30,672
Series 2019 K, 5% 7/1/35	15,000	16,047
Series 2021 G, 4% 7/1/46	510,000	458,025
Massachusetts Edl. Fing. Auth. Rev. Series 2020 C, 5% 7/1/26 (c)	100,000	101,638
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series 2018 A, 3.7% 12/1/38	370,000	341,051
Massachusetts Port Auth. Rev. Series 2019 A, 5% 7/1/34 (c)	30,000	31,945
Worcester Gen. Oblig. Series 2021, 2% 2/15/35 (Assured Guaranty Muni. Corp. Insured)	60,000	48,553
TOTAL MASSACHUSETTS		1,048,431
Michigan - 0.3%
Detroit Gen. Oblig. Series 2021 A, 5% 4/1/38	100,000	103,291
Michigan Fin. Auth. Rev. Series 2022, 5% 12/1/32	25,000	21,314
Michigan State Hsg. Dev. Auth. Series 2021 A, 2.45% 10/1/46	30,000	19,408
Rochester Cmnty. School District Series 2019 II, 3% 5/1/31	5,000	4,746
TOTAL MICHIGAN		148,759
Minnesota - 1.6%
Minneapolis Health Care Sys. Rev. Bonds Series 2023 A, 5%, tender 11/15/28 (b)	315,000	333,559
Minnesota Agric. & Econ. Dev. Board Rev. Series 2024, 5.25% 1/1/54	100,000	106,417
Minnesota Higher Ed. Facilities Auth. Rev.:
Series 2018 A, 5% 10/1/33	150,000	154,958
Series 2023, 4.25% 10/1/38	300,000	284,971
Saint Cloud Health Care Rev. Series 2016 A, 3% 5/1/32	15,000	13,930
TOTAL MINNESOTA		893,835
Mississippi - 0.1%
Mississippi Bus. finance Corp. Exempt Facilities Rev. Bonds (Enviva, Inc. Proj.) Series 2022, 7.75%, tender 7/15/32 (b)(c)	110,000	81,929
Missouri - 0.2%
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series 2023 E, 6.5% 5/1/54	100,000	111,642
Nebraska - 0.3%
Central Plains Energy Proj. Rev. Bonds (Proj. No. 4) Series 2023 A1, 5%, tender 11/1/29 (b)	135,000	140,734
Nevada - 3.2%
Clark County Arpt. Rev. Series 2021 B, 5% 7/1/25 (c)	1,740,000	1,760,107
New Hampshire - 0.3%
Nat'l. Finnance Auth. Series 2023 2A, 3.875% 1/20/38	99,174	90,181
New Hampshire Health & Ed. Facilities Auth. Series 2023 B:
5% 11/1/43 (c)	30,000	31,200
5.5% 11/1/27 (c)	20,000	20,948
New Hampshire St Hsg. Fin. Series 2023 4:
3.625% 4/1/26	10,000	9,858
3.7% 1/1/27	35,000	34,290
TOTAL NEW HAMPSHIRE		186,477
New Jersey - 9.1%
Essex County Gen. Oblig. Series 2021 B, 2% 8/15/33	450,000	372,682
New Jersey Econ. Dev. Auth. Series 2024 SSS, 5.25% 6/15/38	1,000,000	1,137,903
New Jersey Econ. Dev. Auth. Motor Vehicle Rev. Series 2017 A, 4% 7/1/34	10,000	9,872
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey- American Wtr. Co., INC. Proj.) Series 2020 B, 3.75%, tender 6/1/28 (b)(c)	340,000	335,709
New Jersey Gen. Oblig. Series 2020, 2.375% 6/1/36	55,000	44,719
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2021 B, 5% 12/1/25 (c)	655,000	664,771
Series 2023 A, 5% 12/1/30 (c)	300,000	315,648
New Jersey Hsg. & Mtg. Fin. Agcy. Multi-family Rev. Series 2023 C, 5% 11/1/26 (c)	500,000	503,501
New Jersey Tobacco Settlement Fing. Corp. Series 2018 B, 5% 6/1/46	560,000	565,316
New Jersey Tpk. Auth. Tpk. Rev. Series 2024, 5% 1/1/28 (e)	65,000	68,690
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24	150,000	146,493
0% 12/15/31 (FGIC Insured)	15,000	11,286
0% 12/15/34	80,000	53,853
Series 2022 AA, 5% 6/15/25	250,000	253,336
Series AA, 5% 6/15/38	35,000	37,626
Salem County Indl. Poll. Cont. Fing. Auth. Poll. Cont. Rev. Bonds (Philadelphia Elec. Co. Proj.) Series 1993 A, 4.45%, tender 3/1/25 (b)(c)	500,000	500,718
TOTAL NEW JERSEY		5,022,123
New Mexico - 0.2%
New Mexico Mtg. Fin. Auth. Series 2021 D, 3% 7/1/52	100,000	95,935
New York - 4.9%
Genesee County Fdg. Corp. (Rochester Reg'l. Health Proj.) Series 2022 A, 5% 12/1/30	250,000	259,790
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2020 A, 5% 9/1/34	5,000	5,587
New York City Gen. Oblig.:
Bonds Series 2015 F4, 5%, tender 12/1/25 (f)	100,000	101,098
Series 2018 C, 3% 8/1/33	160,000	151,605
New York City Hsg. Dev. Corp. Bonds Series 2024 A2, 3.625%, tender 7/1/28 (b)	110,000	109,356
New York City Hsg. Dev. Corp. Multifamily Hsg. Series 2019 J, 3.05% 11/1/49	15,000	10,973
New York City Transitional Fin. Auth. Rev. Series 2016 A1, 3.125% 8/1/31	595,000	568,857
New York Metropolitan Trans. Auth. Rev. Series 2020 D, 4% 11/15/47	15,000	13,731
New York State Hsg. Fin. Agcy. Rev. Bonds:
Series 2023 C2, 3.8%, tender 5/1/29 (b)	370,000	369,471
Series 2023 E2, 3.8%, tender 5/1/27 (b)	35,000	34,917
New York State Urban Dev. Corp. Series 2020 C, 4% 3/15/37	5,000	5,102
New York State Urban Eev Corp. Series 2019 A, 3% 3/15/49	1,000,000	740,040
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. - LaGuardia Arpt. Termindals C&D Redev. Proj.) Series 2020, 4% 10/1/30 (c)	20,000	19,941
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A, 5% 12/1/28 (c)	20,000	20,990
(Term. 4 John F. Kennedy Int'l. Arpt. Proj.) Series 2022, 5% 12/1/34 (c)	35,000	37,937
Suffolk Tobacco Asset Securitization Corp. Series 2021 B1, 4% 6/1/50	225,000	223,479
TOTAL NEW YORK		2,672,874
North Carolina - 1.8%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2018 C, 3.45%, tender 10/31/25 (b)	45,000	44,787
North Carolina State Ed. Assistance Auth. Student Ln. Rev. Series 2023 A:
5% 6/1/43 (c)	100,000	99,001
5.5% 6/1/28 (c)	550,000	574,982
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2024 B, 5% 1/1/53 (Assured Guaranty Muni. Corp. Insured)	250,000	264,467
TOTAL NORTH CAROLINA		983,237
North Dakota - 1.2%
Grand Forks Health Care Sys. Rev. Series 2021:
4% 12/1/46	60,000	50,159
5% 12/1/28	500,000	507,685
North Dakota Hsg. Fin. Agcy. Series 2023 F, 6.25% 1/1/54	100,000	107,851
TOTAL NORTH DAKOTA		665,695
Ohio - 2.4%
American Muni. Pwr., Inc. Rev.:
Series 2016 A, 3% 2/15/36	10,000	8,714
Series 2023 A, 5% 2/15/28	500,000	528,614
Buckeye Tobacco Settlement Fing. Auth.:
Series 2020 A2, 3% 6/1/48	200,000	146,160
Series 2020 B2, 5% 6/1/55	250,000	226,317
Cuyahoga County Econ. Dev. Rev. (The Cleveland Orchestra Proj.) Series 2019, 5% 1/1/34	5,000	5,381
Montgomery County Hosp. Rev. (Kettering Health Network Obligated Group Proj.) Series 2021, 5% 8/1/32	25,000	27,063
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	200,000	179,229
Northeast Ohio Reg'l. Swr. District Wastewtr. Rev. Series 2019, 3% 11/15/38	200,000	173,066
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College 2020 Proj.) Series 2020, 5% 7/1/35	30,000	32,648
(Xavier Univ. 2015 Proj.) Series 2015 C, 3.75% 5/1/38	5,000	4,642
TOTAL OHIO		1,331,834
Oklahoma - 0.2%
Oklahoma Hsg. Fin. Agcy. Single Family Mtg. Rev. (Homeownership Load Prog.) Series 2023 D, 6.5% 9/1/54	100,000	111,609
Oregon - 0.0%
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/36	10,000	10,721
Oregon State Hsg. & Cmnty. Svcs. Dept. (Single-Family Mtg. Prog.) Series 2019 A, 2.65% 7/1/39	10,000	8,094
TOTAL OREGON		18,815
Pennsylvania - 2.6%
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 3.375% 11/15/31	10,000	9,885
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
5% 7/15/28	580,000	602,606
5% 7/15/29	220,000	227,651
Geisinger Auth. Health Sys. Rev.:
Bonds Series 2020 B, 5%, tender 2/15/27 (b)	50,000	51,471
Series 2017 A2, 5% 2/15/31	10,000	10,391
Northampton County Gen. Purp. Auth. Hosp. Rev. (St Luke's Univ. Health Network Proj.) Series 2016 A, 3% 8/15/32	100,000	94,557
Pennsylvania Gen. Oblig.:
Series 2020 1, 3% 5/1/36	310,000	282,170
Series 2021, 3% 5/15/34	40,000	37,614
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2016 A1, 5% 12/1/27	5,000	5,106
Series 2021 B, 5% 12/1/33	25,000	28,195
Philadelphia Gas Works Rev. Series 15, 5% 8/1/24	50,000	50,100
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/39	10,000	10,406
TOTAL PENNSYLVANIA		1,410,152
Puerto Rico - 3.7%
Puerto Rico Commonwealth Aqueduct & Swr. Auth. Series 2021 A, 5% 7/1/37 (d)	250,000	260,841
Puerto Rico Commonwealth Pub. Impt. Gen. Oblig. Series 2021 A1:
0% 7/1/33	500,000	327,382
4% 7/1/37	250,000	238,871
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2019 A2, 4.329% 7/1/40	1,250,000	1,219,957
TOTAL PUERTO RICO		2,047,051
Rhode Island - 2.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016 B, 5% 9/1/36	100,000	93,637
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. Series 2023, 5% 11/1/47	500,000	532,180
Rhode Island Student Ln. Auth. Student Ln. Rev.:
Series 2019 A, 5% 12/1/25 (c)	600,000	607,665
Series 2024 A, 5% 12/1/28 (c)	55,000	57,771
TOTAL RHODE ISLAND		1,291,253
South Dakota - 0.2%
South Dakota Hsg. Dev. Auth. Series 2023 G, 6.25% 5/1/55	100,000	107,856
Tennessee - 1.0%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2018, 5% 7/1/38 (c)	5,000	5,137
Metropolitan Govt. Nashville & Davidson County Elec. Rev.:
Series 2024 A, 5.25% 5/15/49	100,000	109,797
Series 2024 B, 5% 5/15/27	100,000	105,553
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Series 2021 C, 3% 1/1/35	350,000	328,794
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2017 A, 3.375% 5/1/32	5,000	4,861
Tennessee Hsg. Dev. Agcy. Residential Series 2019 4, 2.9% 7/1/39	15,000	12,232
TOTAL TENNESSEE		566,374
Texas - 3.0%
Grand Parkway Trans. Corp. Bonds Series 2023, 5%, tender 4/1/28 (b)	145,000	152,332
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2024, 5% 5/15/29	100,000	107,868
Houston Hsg. Fin. Corp. Multi-family Hsg. Rev. Bonds Series 2023, 5%, tender 8/1/26 (b)	25,000	25,427
Lower Colorado River Auth. Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2019, 5% 5/15/34	5,000	5,387
Northside Independent School District Bonds Series 2023 B, 3%, tender 8/1/26 (b)	1,000,000	980,601
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017, 5% 10/1/39	5,000	5,162
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Series 2022, 5% 10/1/40	50,000	53,789
Texas Wtr. Dev. Board Rev.:
Series 2019, 5% 8/1/35	5,000	5,432
Series 2020, 3% 10/15/38	250,000	213,667
Univ. of Houston Univ. Revs. Series 2017 C, 3.125% 2/15/36	50,000	45,353
Waco Gen. Oblig. Series 2020, 2.375% 2/1/40	40,000	28,196
TOTAL TEXAS		1,623,214
Virginia - 0.0%
Fairfax County Redev. & Hsg. Auth. Rev. Bonds (Dominion Square North Proj.) Series 2023, 5%, tender 1/1/28 (b)	20,000	20,630
Washington - 3.4%
King County Hsg. Auth. Rev. Series 2018, 3.25% 5/1/33	1,000,000	930,177
Port of Seattle Rev.:
Series 2018 A, 5% 5/1/37 (c)	5,000	5,102
Series 2019:
5% 4/1/35 (c)	30,000	31,558
5% 4/1/36 (c)	5,000	5,239
Washington Gen. Oblig.:
Series 2021 A, 5% 6/1/38	15,000	16,266
Series 2024 C, 5% 6/1/32	50,000	57,152
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/27	150,000	151,620
5% 7/1/36	155,000	156,522
(Providence Health Systems Proj.) Series 2018 B, 5% 10/1/33	15,000	15,620
(Virginia Mason Med. Ctr. Proj.) Series 2017, 5% 8/15/27	75,000	76,493
Series 2015 A, 5% 8/15/27	5,000	5,065
Series 2019 A1, 5% 8/1/36	10,000	10,616
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. Bonds (Ardea At Totem Lake Apts. Proj.) Series 2023, 5%, tender 2/1/27 (b)	45,000	45,819
Washington Hsg. Fin. Commission Nonprofit Rev. (Seattle Academy of Arts and Sciences Proj.) Series 2023, 5% 7/1/28 (d)	365,000	374,270
TOTAL WASHINGTON		1,881,519
West Virginia - 1.0%
Monongalia Cty W Bld Cm Rev. Series 2015, 5% 7/1/29	220,000	220,407
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds (Appalachian Pwr. Co. - Amos Proj.) Series 2015 A, 3.375%, tender 6/15/28 (b)	15,000	14,776
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A:
3% 6/1/33	240,000	223,999
3.25% 6/1/39	80,000	70,113
TOTAL WEST VIRGINIA		529,295
Wisconsin - 1.1%
Howard Suamico Scd Series 2021, 2% 3/1/38	15,000	10,829
Milwaukee Gen. Oblig. Series 2017 N4, 5% 4/1/26	5,000	5,113
Pub. Fin. Auth. Hosp. Rev.:
(Renown Reg'l. Med. Ctr. Proj.) Series 2020 A, 4% 6/1/45	100,000	90,687
Series 2020 A, 3% 6/1/45	100,000	75,515
Roseman Univ. of Health Series 2021 A, 4.5% 6/1/56 (d)	115,000	90,662
Wisconsin Health & Edl. Facilities:
Series 2013 B2, 4% 11/15/43	55,000	52,246
Series 2015, 3.15% 8/15/27	80,000	77,680
Series 2016 A, 3.5% 2/15/46	210,000	153,644
Wisconsin Hsg. & Econ. Dev. Auth. Hsg. Rev. Bonds Series 2023 E, 3.875%, tender 5/1/27 (b)	40,000	39,377
TOTAL WISCONSIN		595,753
TOTAL MUNICIPAL BONDS (Cost $51,019,601)		51,339,131

Municipal Notes - 4.0%
	Principal Amount (a)	Value ($)
California - 0.9%
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. Participating VRDN Series MIZ 91 21, 3.8% 5/1/24 (Liquidity Facility Mizuho Cap. Markets LLC) (b)(c)(g)(h)	500,000	500,000
Texas - 1.6%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) Series 2010 C, 3.65% 5/1/24, VRDN (b)	900,000	900,000
Utah - 1.5%
Salt Lake City Arpt. Rev. Participating VRDN Series XM 11 07, 3.65% 5/1/24 (Liquidity Facility JPMorgan Chase Bank) (b)(c)(g)(h)	800,000	800,000
TOTAL MUNICIPAL NOTES (Cost $2,200,000)		2,200,000

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 3.61% (i)(j) (Cost $222,501)	222,456	222,523

TOTAL INVESTMENT IN SECURITIES - 97.9% (Cost $53,442,102)	53,761,654
NET OTHER ASSETS (LIABILITIES) - 2.1%	1,174,931
NET ASSETS - 100.0%	54,936,585

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $804,344 or 1.5% of net assets.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(g)	Provides evidence of ownership in one or more underlying municipal bonds.
(h)	Coupon rates are determined by re-marketing agents based on current market conditions.
(i)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Municipal Cash Central Fund 3.61%	2,652,426	4,302,690	6,732,875	13,111	525	(243)	222,523	0.0%
Total	2,652,426	4,302,690	6,732,875	13,111	525	(243)	222,523

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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